Redeemable Convertible Preferred Stock - Additional Information (Detail) - Rigetti Computing, Inc [Member] - $ / shares	Mar. 31, 2022	Mar. 02, 2022	Dec. 31, 2021
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, authorized	10,000,000	10,000,000	0
Preferred stock, par value	$ 0.0001		$ 0.0001
Series C Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, authorized	73,389,000
Series C1Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, authorized	62,537,577
Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, par value	$ 0.000001